UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 63.5%
COMMUNICATION SERVICES - 15.9%
Diversified Telecommunication Services - 3.9%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	970,000		$989,400	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	325,000		300,219
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,290,000		1,260,975	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,520,000		1,521,900	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	10.500%	6/30/24	2,285,000		1,965,100	(a)

Total Diversified Telecommunication Services					6,037,594

Interactive Media & Services - 0.7%
Match Group Inc., Senior Notes	6.375%	6/1/24	230,000		242,938
Match Group Inc., Senior Notes	5.000%	12/15/27	820,000		820,082	(a)

Total Interactive Media & Services					1,063,020

Media - 7.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,180,000		4,195,675	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	2,380,000		2,320,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	720,000		684,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	970,000		914,128	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,030,000		927,000
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,780,000		2,632,799
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	504,000	GBP	675,813	(b)

Total Media					12,349,915

Wireless Telecommunication Services - 3.4%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	900,000		950,625	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	420,000		387,975	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,070,000		1,078,025
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	230,000		259,325
Sprint Corp., Senior Notes	7.875%	9/15/23	1,350,000		1,459,688
VEON Holdings BV, Senior Notes	7.504%	3/1/22	380,000		407,770	(b)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	780,000		788,954	(a)

Total Wireless Telecommunication Services					5,332,362

TOTAL COMMUNICATION SERVICES					24,782,891

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	670,001		$598,812	(a)
IHO Verwaltungs GmbH, Senior Secured Notes (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	310,000		292,950	(a)(c)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	390,000		406,575	(a)

Total Auto Components					1,298,337

Commercial Services & Supplies - 0.2%
Blitz F18-674 GmbH, Senior Secured Notes	6.000%	7/30/26	230,000	EUR	270,197

Diversified Consumer Services - 0.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	390,000		400,725	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	851,000		912,272	(a)

Total Diversified Consumer Services					1,312,997

Hotels, Restaurants & Leisure - 2.8%
Bossier Casino Venture Holdco Inc., Senior Secured Notes (14.000% PIK)	14.000%	2/9/23	448,951		448,951	(a)(c)(d)(e)
Burger King France SAS, Senior Secured Notes	6.000%	5/1/24	130,000	EUR	160,633	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	770,000		803,918
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	380,000		370,975
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	350,000		345,881
Marston’s Issuer PLC, Secured Notes (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	223,000	GBP	259,619	(b)(f)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	371,000		374,246	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	110,000	GBP	147,958	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,460,000		1,410,418	(a)

Total Hotels, Restaurants & Leisure					4,322,599

Household Durables - 0.4%
Lennar Corp., Senior Notes	4.750%	11/29/27	560,000		539,700

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.6%
Hertz Corp., Senior Notes	5.875%	10/15/20	490,000		$490,000
Masaria Investments SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	143,748	(a)
Masaria Investments SAU, Senior Secured Notes (3 mo. Euribor + 5.250%, 5.250% Floor)	5.250%	9/15/24	360,000	EUR	402,794	(a)(f)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	339,000	EUR	380,788	(b)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	260,000	EUR	292,049	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	360,000		365,400	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	438,000		432,525	(a)

Total Specialty Retail					2,507,304

Textiles, Apparel & Luxury Goods - 0.7%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	300,000	EUR	295,392	(b)
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	90,000		87,919	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	730,000		701,713	(a)

Total Textiles, Apparel & Luxury Goods					1,085,024

TOTAL CONSUMER DISCRETIONARY					11,336,158

CONSUMER STAPLES - 0.3%
Food Products - 0.2%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	170,000	GBP	202,783	(b)

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	180,000		182,700

TOTAL CONSUMER STAPLES					385,483

ENERGY - 13.5%
Energy Equipment & Services - 0.3%
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	220,000		222,750	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	240,000		208,800

Total Energy Equipment & Services					431,550

Oil, Gas & Consumable Fuels - 13.2%
Berry Petroleum Co. Escrow	—	—	120,000		0	*(d)(e)(g)
Berry Petroleum Co. Escrow	—	—	630,000		0	*(d)(e)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	360,000		371,250	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	80,000		81,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	350,000	$361,813
Ecopetrol SA, Senior Notes	4.125%	1/16/25	750,000	729,375
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000	267,638
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,600,000	1,584,952	(a)
Magnum Hunter Resources Corp. Escrow	—	—	810,000	0	*(d)(e)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	40,000	36,600	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,350,000	1,238,625	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	370,000	371,850
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	410,000	417,687	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,140,000	1,085,622
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	870,000	882,745
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000	656,395
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	5,330,000	4,766,885
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	370,000	382,763	(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	380,000	361,475
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	90,000	107,550	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.250%	5/1/23	20,000	20,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	150,000	147,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,290,000	1,336,762	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	125,000	125,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	230,000	224,825	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,250,000	$1,231,250	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,230,000	1,186,950	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	446,405	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	150,000	155,625
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	290,000	302,688
WPX Energy Inc., Senior Notes	5.750%	6/1/26	150,000	152,438
YPF SA, Senior Notes	8.500%	7/28/25	700,000	685,132	(a)
YPF SA, Senior Notes	6.950%	7/21/27	890,000	781,820	(a)

Total Oil, Gas & Consumable Fuels				20,502,158

TOTAL ENERGY				20,933,708

FINANCIALS - 8.2%
Banks - 5.2%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	586,373
CIT Group Inc., Senior Notes	4.125%	3/9/21	180,000	180,450
CIT Group Inc., Senior Notes	5.000%	8/15/22	601,000	614,522
CIT Group Inc., Senior Notes	5.000%	8/1/23	110,000	112,486
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000	245,400
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	430,000	474,069	(a)(f)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	500,000	451,739	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	1,885,779	(a)
Itau Unibanco Holding SA Island, Subordinated Notes	5.650%	3/19/22	400,000	410,000	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000	177,146
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	210,000	225,488	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	920,000	958,161

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	310,000	GBP	$425,417	(b)(f)(h)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	700,000		699,300	(b)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	350,000		308,053	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	460,000		393,743	(a)

Total Banks					8,148,126

Consumer Finance - 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		207,900

Diversified Financial Services - 2.6%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	270,000		206,550	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,463,000		2,416,819	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	250,000	EUR	286,504	(b)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	250,000		233,750	(a)
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	220,000	GBP	289,293	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	255,825	(a)(c)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	262,000		266,760	(a)

Total Diversified Financial Services					3,955,501

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	150,000		149,430	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	366,777	(b)

Total Insurance					516,207

TOTAL FINANCIALS					12,827,734

HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	280,000	GBP	341,751	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 1.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	100,000		$90,250	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	459,000		480,802	(e)(f)(i)
Centene Corp., Senior Notes	5.375%	6/1/26	500,000		513,175	(a)
DaVita Inc., Senior Notes	5.750%	8/15/22	130,000		132,873
HCA Inc., Senior Notes	7.500%	2/15/22	270,000		296,325
HCA Inc., Senior Notes	5.875%	5/1/23	10,000		10,575
HCA Inc., Senior Notes	5.625%	9/1/28	30,000		30,225
HCA Inc., Senior Secured Notes	5.000%	3/15/24	530,000		544,575
HCA Inc., Senior Secured Notes	5.250%	6/15/26	340,000		350,625
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	350,000		369,250	(a)

Total Health Care Providers & Services					2,818,675

Pharmaceuticals - 5.2%
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	250,000		241,562	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,130,000		2,028,825	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	90,000		79,650	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	280,000	EUR	322,914	(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	120,000		116,318
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	5,570,000		5,237,626

Total Pharmaceuticals					8,026,895

TOTAL HEALTH CARE					11,187,321

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.5%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	430,000		431,612	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	290,000		291,813	(a)

Total Aerospace & Defense					723,425

Airlines - 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust, Secured Bonds	8.388%	5/1/22	30		33

Building Products - 0.9%
Cemex SAB de CV	5.700%	1/11/25	350,000		357,000	(b)
Standard Industries Inc., Senior Notes	5.375%	11/15/24	320,000		320,800	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	450,000		424,687	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	320,000		296,784	(a)

Total Building Products					1,399,271

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - 1.2%
ADT Security Corp., Senior Secured Notes	6.250%	10/15/21	210,000		$221,342
Brink’s Co., Senior Notes	4.625%	10/15/27	530,000		487,600	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	400,000		377,000	(a)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	130,000		126,425
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	380,000		357,200
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	240,000		235,200	(a)

Total Commercial Services & Supplies					1,804,767

Construction & Engineering - 0.1%
Promontoria Holding 264 BV, Senior Secured Notes	6.750%	8/15/23	160,000	EUR	187,762	(a)

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	260,000	EUR	294,909	(a)(c)

Diversified Consumer Services - 0.0%
frontdoor Inc., Senior Notes	6.750%	8/15/26	60,000		61,950	(a)

Machinery - 0.2%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	390,000		369,038	(a)

Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	440,000		365,640	(a)

Trading Companies & Distributors - 0.2%
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	250,000		231,250	(a)

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	340,000		309,400	(a)

TOTAL INDUSTRIALS					5,747,445

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Palo Alto Networks Inc., Senior Notes	0.750%	7/1/23	70,000		73,514	(a)

Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	309,208	(a)

IT Services - 0.3%
Vantiv LLC/Vanity Issuer Corp., Senior Notes	4.375%	11/15/25	433,000		412,974	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.6%
CDK Global Inc., Senior Notes	5.875%	6/15/26	440,000		$454,467
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	400,000		412,500	(a)

Total Software					866,967

TOTAL INFORMATION TECHNOLOGY					1,662,663

MATERIALS - 4.0%
Chemicals - 0.5%
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	350,000	EUR	368,340	(b)
Valvoline Inc., Senior Notes	5.500%	7/15/24	350,000		351,750

Total Chemicals					720,090

Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	330,000		323,813	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	220,000		218,350	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	720,000		774,000

Total Containers & Packaging					1,316,163

Metals & Mining - 2.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	370,000		393,125	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	250,000		269,687	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	200,000		206,000	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	340,000		369,911
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	200,000		183,750	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	610,000		652,700
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	1,440,000		1,395,648
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	360,000		329,400
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	391,562		4,420	*(a)(j)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	110,000		112,288

Total Metals & Mining					3,916,929

Paper & Forest Products - 0.2%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	310,000		316,975	(a)

TOTAL MATERIALS					6,270,157

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	320,000		$284,000
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	340,000		332,350
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	610,000		589,412

Total Equity Real Estate Investment Trusts (REITs)					1,205,762

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	242,233	GBP	350,420	(b)

TOTAL REAL ESTATE					1,556,182

UTILITIES - 1.3%
Electric Utilities - 0.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	326,698		231,956
Pampa Energia SA, Senior Notes	7.400%	7/21/23	120,000		111,901	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		427,008	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	390,000		409,305	(b)

Total Electric Utilities					1,180,170

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	550,000		525,250

Independent Power and Renewable Electricity Producers - 0.2%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	420,000		387,042	(a)

TOTAL UTILITIES					2,092,462

TOTAL CORPORATE BONDS & NOTES (Cost - $98,978,545)					98,782,204

SOVEREIGN BONDS - 21.1%
Argentina - 4.4%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	43.077%	6/21/20	24,650,000	ARS	707,441	(f)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	710,000		634,740
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	890,000		758,725
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,080,000		2,445,520

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	600,000		$542,400	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		824,051	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,100,000		920,161	(a)

Total Argentina					6,833,038

Brazil - 3.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	187,000	BRL	46,849
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	3,400,000	BRL	821,918
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	3,026,000	BRL	694,193
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	3,690,000		3,491,662
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,000,000		917,260

Total Brazil					5,971,882

Colombia - 1.0%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,500,000		1,501,875

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		308,546	(a)

Dominican Republic - 0.5%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	200,000		201,250	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000		609,750	(a)

Total Dominican Republic					811,000

Ecuador - 1.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	250,000		266,562	(a)
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	650,000		653,900	(b)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	980,000		940,261	(b)

Total Ecuador					1,860,723

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		$240,658	(b)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	400,000		388,729	(a)
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	270,000		275,619	(a)

Total Egypt					905,006

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000		282,000	(a)

Ghana - 0.2%
Ghana Government International Bond	10.750%	10/14/30	290,000		361,981	(a)

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000		583,575	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	700,000		721,945	(a)

Indonesia - 1.6%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,500,000		1,479,105	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	500,000		477,298	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	650,000		605,816

Total Indonesia					2,562,219

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		183,402	(a)
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	185,000		175,384	(b)

Total Ivory Coast					358,786

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	7,540,000	MXN	387,061

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		251,076	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		205,374	(a)

Total Nigeria					456,450

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 1.5%
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	57,800,000	RUB	$871,488
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	100,113,000	RUB	1,400,345

Total Russia					2,271,833

Senegal - 0.2%
Senegal Government International Bond	6.250%	5/23/33	250,000		234,019	(a)

South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	400,000		382,359

Sri Lanka - 0.2%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	240,000		241,143	(b)

Turkey - 2.4%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,570,000		3,000,553
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	900,000		773,886

Total Turkey					3,774,439

Ukraine - 0.7%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000		243,132	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	400,000		377,010	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000		523,416	(a)

Total Ukraine					1,143,558

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	24,910,000	UYU	655,932	(b)

Venezuela - 0.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,074,000		286,436	*(b)(k)

TOTAL SOVEREIGN BONDS (Cost - $36,492,409)					32,895,806

SENIOR LOANS - 7.1%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
American Media Inc., Term Loan (3 mo. LIBOR + 8.000%)	10.396%	10/1/18	270,000		265,275	(e)(f)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.250%	4/30/25	1,175,955	$1,178,961	(f)(l)(m)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	3.938%	3/14/25	318,400	319,926	(f)(l)(m)

TOTAL COMMUNICATION SERVICES				1,764,162

CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.450 - 4.470%	4/6/24	642,937	643,941	(f)(l)(m)

Hotels, Restaurants & Leisure - 0.8%
Aramark Services Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	876,556	879,405	(f)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.966%	10/25/23	348,970	350,716	(f)(l)(m)

Total Hotels, Restaurants & Leisure				1,230,121

Specialty Retail - 1.8%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.120%	3/11/22	2,820,664	2,483,361	(f)(l)(m)
Spencer Gifts LLC, Second Lien Term Loan (1 mo. LIBOR + 8.250%)	10.410%	6/29/22	410,000	304,766	(f)(l)(m)

Total Specialty Retail				2,788,127

TOTAL CONSUMER DISCRETIONARY				4,662,189

INDUSTRIALS - 1.6%
Air Freight & Logistics - 1.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.165%	1/15/25	1,474,047	1,480,499	(f)(l)(m)

Professional Services - 0.3%
TransUnion LLC, 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.242%	4/9/23	495,000	496,702	(f)(l)(m)

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.383%	1/2/25	497,500	497,189	(f)(l)(m)

TOTAL INDUSTRIALS				2,474,390

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.7%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.212%	4/26/24	1,005,995	1,007,819	(f)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.6%
Containers & Packaging - 0.6%
Reynolds Group Holdings Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.992%	2/5/23	988,693	$994,323	(f)(l)(m)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000% PIK)	10.148%	2/7/23	164,223	165,455	(c)(e)(f)(l)(m)

TOTAL SENIOR LOANS (Cost - $11,272,768)				11,068,338

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
U.S. Government Obligations - 2.0%
U.S. Treasury Notes	1.625%	5/31/23	1,400,000	1,320,238
U.S. Treasury Notes	2.625%	6/30/23	1,150,000	1,133,806
U.S. Treasury Notes	2.750%	8/31/23	600,000	594,809

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,071,983)				3,048,853

			SHARES
COMMON STOCKS - 1.7%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2	122,636	*(d)(e)

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Bossier Casino Venture Holdco Inc.			26,303	611,808	*(d)(e)

ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc. (Escrow)			17,554	4,950	*(d)(e)
KCAD Holdings I Ltd.			75,024,286	317,653	*(d)(e)

Total Energy Equipment & Services				322,603

Oil, Gas & Consumable Fuels - 0.8%
Berry Petroleum Corp.			65,226	1,113,408	*(d)
Blue Ridge Mountain Resources Inc.			40,967	204,835	*(d)(e)
MWO Holdings LLC			211	0	*(d)(e)(g)

Total Oil, Gas & Consumable Fuels				1,318,243

TOTAL ENERGY				1,640,846

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			10,471	38,324	*(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY			SHARES	VALUE
Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			936	$0	*(d)(e)(g)

TOTAL INDUSTRIALS				38,324

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			11,090	267,546	*(d)(e)

TOTAL COMMON STOCKS (Cost - $3,917,616)				2,681,160

INVESTMENTS IN UNDERLYING FUNDS - 1.0%
Invesco Senior Loan ETF (Cost - $1,615,034)			70,000	1,621,900

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 1.0%
Entertainment - 0.3%
Liberty Media Corp., Senior Notes	2.125%	3/31/48	370,000	366,249	(a)

Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	280,000	258,478
Twitter Inc., Senior Notes	0.250%	6/15/24	60,000	52,694	(a)

Total Interactive Media & Services				311,172

Media - 0.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	280,000	249,223
DISH Network Corp., Senior Notes	3.375%	8/15/26	570,000	545,072

Total Media				794,295

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,502,587)				1,471,716

			SHARES
PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK) (Cost - $384,121)	8.000%		5,026,217	50,262	(c)(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,235,063)				151,620,239

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $901,869)	2.100%	901,869	$901,869	(n)

TOTAL INVESTMENTS - 98.0% (Cost - $158,136,932)			152,522,108
Other Assets in Excess of Liabilities - 2.0%			3,091,782

TOTAL NET ASSETS - 100.0%			$155,613,890

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Restricted security (Note 3).

(j)	The maturity principal is currently in default as of September 30, 2018.

(k)	The coupon payment on these securities is currently in default as of September 30, 2018.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $901,869 and the cost was $901,869 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
UYU	— Uruguayan Peso

At September 30, 2018, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro Currency Futures	27	12/18	$3,946,180	$3,942,675	$3,505

At September 30, 2018, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	234,907	EUR	200,000	Barclays Bank PLC	10/18/18	$2,324
EUR	553,698	USD	652,731	Citibank, N.A.	10/18/18	(8,827)
USD	151,434	EUR	130,000	Citibank, N.A.	10/18/18	255
USD	3,093,021	GBP	2,331,188	Citibank, N.A.	10/18/18	51,787
GBP	60,000	USD	77,477	JPMorgan Chase Bank NA	10/18/18	798

Total						$46,337

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$10,887,207	$448,951		$11,336,158
Energy	—	20,933,708	0	*	20,933,708
Health Care	—	10,706,519	480,802		11,187,321
Other Corporate Bonds & Notes	—	55,325,017	—		55,325,017
Sovereign Bonds	—	32,895,806	—		32,895,806
Senior Loans:
Communication Services	—	1,498,887	265,275		1,764,162
Utilities	—	—	165,455		165,455
Other Senior Loans	—	9,138,721	—		9,138,721
U.S. Government & Agency Obligations	—	3,048,853	—		3,048,853
Common Stocks:
Communication Services	—	—	122,636		122,636
Consumer Discretionary	—	—	611,808		611,808
Energy	—	1,113,408	527,438		1,640,846
Industrials	—	—	38,324		38,324
Utilities	—	—	267,546		267,546
Investments in Underlying Funds	$1,621,900	—	—		1,621,900
Convertible Bonds & Notes	—	1,471,716	—		1,471,716
Preferred Stocks	—	—	50,262		50,262

Total Long-Term Investments	1,621,900	147,019,842	2,978,497		151,620,239

Short-Term Investments†	—	901,869	—		901,869

Total Investments	$1,621,900	$147,921,711	$2,978,497		$152,522,108

Other Financial Instruments:
Futures Contracts	$3,505	—	—		$3,505
Forward Foreign Currency Contracts	—	$55,164	—		55,164

Total Other Financial Instruments	$3,505	$55,164	—		$58,669

Total	$1,625,405	$147,976,875	$2,978,497		$152,580,777

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$8,827	—	$8,827

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$390,503		$1,428	—	$(1,428)	$58,448
Energy	0	*	—	—	—	—
Health Care	458,679		594	—	21,529	—
Industrials	127,102		—	—	(632)	—
Materials	0	*	—	—	84	—
Senior Loans:
Communication Services	—		5,231	—	(4,725)	264,769
Consumer Discretionary	217,300		228	—	87,239	—
Energy	89,713		8	$75	15,748	—
Information Technology	1,258,238		(7,627)	313	7,207	—
Utilities	—		—	—	—	—
Common Stocks:
Communication Services	97,781		—	—	24,855	—
Consumer Discretionary	314,321		—	—	297,487	—
Energy	414,776		—	—	(92,173)	—
Industrials	30,471		—	—	7,853	—
Utilities	—		—	—	23,610	243,936
Preferred Stocks:
Industrials	46,542		—	—	—	3,720

Total	$3,445,426		$(138)	$388	$386,654	$570,873

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of September 30, 2018		Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2018[1]
Corporate Bonds & Notes:
Consumer Discretionary	—	—	—	$448,951		—
Energy	—	—	—	0	*	—
Health Care	—	—	—	480,802		$21,529
Industrials	$(126,470)	—	—	—		—
Materials	(84)	—	—	—		—
Senior Loans:
Communication Services	—	—	—	265,275		(4,725)
Consumer Discretionary	—	—	$(304,767)	—		(1,428)
Energy	(105,544)	—	—	—		—
Information Technology	(250,312)	—	(1,007,819)	—		—
Utilities	—	$165,455	—	165,455		—
Common Stocks:
Communication Services	—	—	—	122,636		24,855
Consumer Discretionary	—	—	—	611,808		297,487
Energy	—	204,835	—	527,438		(92,173)
Industrials	—	—	—	38,324		7,853
Utilities	—	—	—	267,546		23,610
Preferred Stocks:
Industrials	—	—	—	50,262		—

Total	$(482,410)	$370,290	$(1,312,586)	$2,978,497		$277,008

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$2,502,039	$32,312,256	32,312,256	$33,912,426	33,912,426	—	$9,783	—	$901,869

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 9/30/2018	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$459,000	6/17	$455,381	$480,802	$104.75	0.31%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 23, 2018